UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

February 29, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.6%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.0%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,921,823
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(1)	2,535	2,807,639

		$4,729,462

Cogeneration — 1.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,150	$1,126,678

		$1,126,678

Education — 31.5%
Geneva Industrial Development Agency, (Hobart & William Smith Colleges), 5.375%, 2/1/33	$315	$325,779
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,657,863
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	325	358,040
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	578,906
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(2)	1,000	1,115,550
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	825,659
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	575,469
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,220,600
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,137,180
New York Dormitory Authority, (New York University), 5.00% , 7/1/39	4,200	4,597,320
New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,250	2,634,795
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,774,025
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	372,313
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	461,016
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,791,242
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,237,140
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	300,838
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	781,621

		$24,745,356

Electric Utilities — 4.3%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,677,432
Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	1,645	1,683,493

		$3,360,925

General Obligations — 17.2%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$250,790
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	132,044
New York, 5.00%, 2/15/34(1)	4,000	4,582,200
New York City, 5.25%, 9/15/33(1)	6,000	6,336,780
New York City, 6.25%, 10/15/28	1,000	1,221,890
Westchester County, 4.00%, 7/1/19	850	1,015,061

		$13,538,765

Health Care-Miscellaneous — 2.8%
New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,095	$995,946
New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	1,200	1,062,924

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	$50	$50,489
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	100	100,978

		$2,210,337

Hospital — 21.5%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$145,549
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,041,561
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,070	1,069,914
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,582,205
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,038,380
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,095,880
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	882,290
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,318,725
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	429,832
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	861,069
Oneida County Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,195	1,195,454
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	678,951
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,386,125
Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	2,105	2,187,811

		$16,913,746

Housing — 15.8%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,521,720
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,696,923
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,042,360
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,725,905
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,528,350
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,850	1,874,439
New York Mortgage Agency, (AMT), 5.125%, 10/1/37	1,000	1,025,130

		$12,414,827

Industrial Development Revenue — 6.5%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,089,010
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,109,060
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,500	2,504,925
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	360	363,888

		$5,066,883

Insured-Education — 6.6%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,434,312
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,632,630
Oneida County Industrial Development Agency, (Hamilton College ), (NPFG), 0.00%, 7/1/33	5,365	2,081,513

		$5,148,455

Insured-Electric Utilities — 2.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,599,739

		$1,599,739

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 1.9%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$855	$604,288
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	1,280	871,079

		$1,475,367

Insured-Lease Revenue/Certificates of Participation — 1.1%
Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$830	$820,604

		$820,604

Insured-Other Revenue — 3.2%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,105,134
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,429,736

		$2,534,870

Insured-Special Tax Revenue — 3.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$4,440	$1,149,649
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	9,725	805,522
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,675	745,569

		$2,700,740

Insured-Transportation — 1.9%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475	$1,497,125

		$1,497,125

Insured-Water and Sewer — 1.3%
Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,016,510

		$1,016,510

Other Revenue — 6.4%
Albany Industrial Development Agency, (Charitable Leadership Foundation), 5.75%, 7/1/26(3)	$1,285	$767,351
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	3,120	1,118,426
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	410,590
New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,415	1,575,419
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,143,790

		$5,015,576

Senior Living/Life Care — 3.1%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,427,221
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	973,436

		$2,400,657

Special Tax Revenue — 10.2%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,655,625
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(4)	2,100	2,492,007
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,143,330
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,113,350
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	900	989,640
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	626,962

		$8,020,914

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Transportation — 10.3%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$834,682
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	2,064,217
Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	955	979,735
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,142,896
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,105,872

		$8,127,402

Water and Sewer — 8.2%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	$3,105	$3,609,656
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,076,230
Suffolk County Water Authority, 4.00%, 6/1/24	1,520	1,734,624

		$6,420,510

Total Tax-Exempt Investments — 166.6% (identified cost $121,308,040)		$130,885,448

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.9)%		$(33,726,354)

Other Assets, Less Liabilities — (23.7)%		$(18,586,122)

Net Assets — 100.0%		$78,572,972

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 12.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 5.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Defaulted bond.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $917,007.

A summary of open financial instruments at February 29, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	43 U.S. 30-Year Treasury Bond	Short	$(6,055,198)	$(6,091,219)	$(36,021)

At February 29, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $36,021.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,805,839

Gross unrealized appreciation	$10,141,956
Gross unrealized depreciation	(1,517,347)

Net unrealized appreciation	$8,624,609

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$130,885,448	$—	$130,885,448
Total Investments	$—	$130,885,448	$—	$130,885,448

Liability Description
Futures Contracts	$(36,021)	$—	$—	$(36,021)
Total	$(36,021)	$—	$—	$(36,021)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 24, 2012